Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 31,654,000	$ 267,000	$ 1,494,000	$ 1,000	$ 33,416,000
UNITED STATES | U.S. Federal Government
Total	20,819,000		992,000		21,811,000
CHINA | Government of China
Total	5,816,000				5,816,000
CHINA | Jianping Tax Authority
Total	946,000			$ 1,000	947,000
SLOVAKIA | Government of the Slovak Republic
Total	147,000	54,000	22,000		223,000
TÜRKIYE | Government of Turkey
Total	3,693,000	164,000	471,000		4,328,000
AUSTRALIA | Australia Federal Government
Total	$ 233,000				233,000
AUSTRALIA | Queensland State Government
Total		$ 49,000	$ 9,000		$ 58,000